FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Yield curves (Details)	Dec. 31, 2025
Term, 1 month
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	23.28%
Term, 1 month | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	14.90%
Term, 1 month | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	3.70%
Term, 6 months
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	7.91%
Term, 6 months | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	14.57%
Term, 6 months | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	3.58%
Term, 1 year
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	6.36%
Term, 1 year | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	13.82%
Term, 1 year | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	3.43%
Term, 2 year
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	5.58%
Term, 2 year | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	13.19%
Term, 2 year | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	3.31%
Term, 3 year
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	5.45%
Term, 3 year | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	13.19%
Term, 3 year | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	3.35%
Term, 5 year
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	5.64%
Term, 5 year | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	13.47%
Term, 5 year | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	3.48%
Term, 10 year
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	6.77%
Term, 10 year | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	13.53%
Term, 10 year | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	3.81%